UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 31.4%
Banks — 10.0%
ANZ National (International) Ltd.(a)
$3,675,000	6.200%		07/19/13	$4,071,499
Bank of New York Mellon Corp.(b)
2,000,000	0.638		03/23/12	1,992,456
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)
5,125,000	2.600		01/22/13	5,208,809
Barclays Bank PLC
3,225,000	5.450		09/12/12	3,425,406
BB&T Corp.
2,725,000	3.850		07/27/12	2,825,505
Canadian Imperial Bank of Commerce(a)
5,800,000	2.000		02/04/13	5,864,502
Credit Suisse New York
3,675,000	3.450		07/02/12	3,770,127
Intesa Sanpaolo New York
11,700,000	2.375		12/21/12	11,600,012
JPMorgan Chase & Co.(b)
18,829,000	0.474		01/17/11	18,840,881
JPMorgan Securities, Inc.
3,000,000	0.447	(b)	10/22/10	3,001,383
4,025,000	6.950		08/10/12	4,432,184
Keybank National Association
450,000	7.300		05/01/11	467,495
Lloyds TSB Bank PLC(a)
1,725,000	4.375		01/12/15	1,661,967
PNC Funding Corp.(b)
1,376,000	0.478		01/31/12	1,362,931
Rabobank Nederland(a)
5,900,000	2.650		08/17/12	6,015,717
4,675,000	4.200		05/13/14	4,963,648
Royal Bank of Scotland PLC(a)
2,975,000	4.875		08/25/14	2,983,663
Sovereign Bank
5,848,000	5.125		03/15/13	5,848,000
Standard Chartered PLC(a)
3,625,000	3.850		04/27/15	3,657,357
US Bank NA
1,875,000	6.375		08/01/11	1,983,019
Wachovia Corp.
1,925,000	0.433	(b)	10/15/11	1,911,099
5,127,000	5.500		05/01/13	5,539,448
Westpac Banking Corp.
9,225,000	2.250		11/19/12	9,262,686

				110,689,794

Brokerage — 0.4%
Morgan Stanley & Co.
600,000	0.554	(b)	01/18/11	596,163
1,350,000	5.050		01/21/11	1,370,066
2,750,000	6.750	(c)	04/15/11	2,845,186

				4,811,415

Captive Financial — 0.1%
American Express Centurion Bank
623,000	5.200		11/26/10	632,453
Caterpillar Financial Services Corp.
725,000	4.850		12/07/12	781,494

				1,413,947

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Electric — 1.6%
Carolina Power & Light Co.(c)
$3,140,000	6.500%		07/15/12	$3,439,224
Enel Finance International SA(a)(c)
6,375,000	5.700		01/15/13	6,792,429
Pacific Gas & Electric Co.(c)
725,000	4.200		03/01/11	739,843
Public Service Co. of Colorado(c)
2,325,000	7.875		10/01/12	2,647,573
Southern Co.
3,500,000	0.705	(b)	10/21/11	3,514,462
875,000	4.150	(c)	05/15/14	924,785

				18,058,316

Energy — 2.1%
Conoco Funding Co.(c)
1,375,000	6.350		10/15/11	1,466,682
ConocoPhillips
1,200,000	9.375		02/15/11	1,257,440
ConocoPhillips Canada Funding Co. I(c)
1,000,000	5.300		04/15/12	1,067,299
EnCana Corp.(c)
1,525,000	6.300		11/01/11	1,614,693
625,000	4.750		10/15/13	671,612
Shell International Finance BV(c)
12,800,000	1.875		03/25/13	12,860,127
Statoil ASA(a)(c)
3,470,000	5.125		04/30/14	3,833,472
StatoilHydro ASA(c)
650,000	3.875		04/15/14	688,009

				23,459,334

Food and Beverage — 1.1%
Cargill, Inc.(a)(c)
4,650,000	5.200		01/22/13	5,007,683
Diageo Finance BV
3,700,000	5.500		04/01/13	4,066,847
Kellogg Co.(c)
3,200,000	5.125		12/03/12	3,473,048

				12,547,578

Health Care Products(c) — 1.1%
St. Jude Medical, Inc.
5,825,000	2.200		09/15/13	5,890,277
Thermo Fisher Scientific, Inc.
5,900,000	2.150		12/28/12	5,939,601

				11,829,878

Health Care Services(c) — 0.1%
UnitedHealth Group, Inc.
1,400,000	5.125		11/15/10	1,420,342

Life Insurance — 2.9%
AXA Financial, Inc.(c)
2,125,000	7.750		08/01/10	2,134,731
Metropolitan Life Global Funding I(a)
3,400,000	5.125		11/09/11	3,534,436
6,000,000	2.500		01/11/13	6,068,034
1,725,000	5.125		04/10/13	1,865,710
3,437,000	5.125		06/10/14	3,733,692
Nationwide Life Global Funding I(a)
1,175,000	5.450		10/02/12	1,219,127

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — (continued)
Prudential Financial, Inc.
$3,625,000	5.800%	06/15/12	$3,878,959
1,625,000	2.750	01/14/13	1,635,391
Reinsurance Group of America, Inc.
2,375,000	6.750	12/15/11	2,516,146
Sun Life Financial Global Funding LP(a)(b)
3,750,000	0.542	10/06/13	3,637,560
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	2,021,275

			32,245,061

Media(c) — 0.1%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,190,794

Media-Non Cable(c) — 0.8%
Reed Elsevier Capital, Inc.
3,425,000	4.625	06/15/12	3,578,196
4,050,000	7.750	01/15/14	4,691,954

			8,270,150

Noncaptive-Financial — 0.9%
General Electric Capital Corp.
1,400,000	5.200	02/01/11	1,430,808
HSBC Finance Corp.(b)
450,000	0.584	08/09/11	445,924
2,000,000	0.586	04/24/12	1,950,956
1,350,000	0.654	07/19/12	1,313,757
2,775,000	0.887	09/14/12	2,690,898
John Deere Capital Corp.
1,775,000	5.250	10/01/12	1,924,855

			9,757,198

Pharmaceuticals(c) — 1.9%
GlaxoSmithKline Capital, Inc.
1,375,000	4.850	05/15/13	1,501,232
Merck & Co., Inc.
2,550,000	1.875	06/30/11	2,580,396
Novartis Capital Corp.
6,650,000	1.900	04/24/13	6,743,528
Roche Holdings, Inc.(a)
9,175,000	4.500	03/01/12	9,661,514

			20,486,670

Pipelines — 0.1%
TransCanada Pipelines Ltd.
1,200,000	8.625	05/15/12	1,353,680

Property/Casualty Insurance(c) — 0.4%
The Chubb Corp.
450,000	6.000	11/15/11	477,246
The Travelers Cos., Inc.
3,150,000	5.375	06/15/12	3,379,723

			3,856,969

Real Estate Investment Trust(c) — 0.4%
Simon Property Group LP
2,475,000	4.200	02/01/15	2,548,202
WEA Finance LLC(a)
141,000	5.400	10/01/12	149,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trust(c) — (continued)
Westfield Capital Corp.(a)
$1,825,000	4.375%	11/15/10	$1,844,811

			4,542,463

Retailers — 0.2%
Wal-Mart Stores, Inc.
2,400,000	3.200	05/15/14	2,529,215

Software — 0.3%
Microsoft Corp.
2,800,000	2.950	06/01/14	2,927,134

Technology(c) — 1.3%
Dell, Inc.
1,425,000	3.375	06/15/12	1,479,855
Hewlett-Packard Co.
1,600,000	2.250	05/27/11	1,622,126
2,725,000	4.250	02/24/12	2,868,243
1,820,000	6.125	03/01/14	2,084,414
International Business Machines Corp.
700,000	6.500	10/15/13	807,300
Oracle Corp.
5,050,000	4.950	04/15/13	5,518,500

			14,380,438

Tobacco — 0.8%
Philip Morris International, Inc.
4,775,000	4.875	05/16/13	5,168,013
3,300,000	6.875	03/17/14	3,819,237

			8,987,250

Wireless Telecommunications — 3.0%
ALLTEL Corp.
1,350,000	6.500	11/01/13	1,521,480
New Cingular Wireless Services, Inc.(c)
12,550,000	8.125	05/01/12	14,041,976
Telefonica Emisiones SAU(b)(c)
2,150,000	0.674	02/04/13	2,073,066
Verizon Wireless Capital LLC(c)
5,159,000	7.375	11/15/13	6,042,522
Vodafone Group PLC(c)
4,325,000	5.350	02/27/12	4,561,628
4,450,000	5.000	12/16/13	4,802,834

			33,043,506

Wirelines Telecommunications(c) — 1.8%
Cellco Partnership/Verizon Wireless Capital LLC
4,500,000	3.750	05/20/11	4,609,031
2,025,000	5.250	02/01/12	2,152,466
France Telecom SA
5,175,000	7.750	03/01/11	5,400,107
1,325,000	4.375	07/08/14	1,422,308
Telefonica Emisiones SAU
2,850,000	5.984	06/20/11	2,955,364
Telefonica Europe BV
2,900,000	7.750	09/15/10	2,936,273

			19,475,549

TOTAL CORPORATE OBLIGATIONS			$347,276,681

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — 6.0%
FHLB(b)
$12,000,000	0.214	%(d)	08/01/11	$11,991,744
37,000,000	0.268		10/13/11	37,018,426
FNMA
17,000,000	2.000		09/28/12	17,066,742

TOTAL AGENCY DEBENTURES				$66,076,912

Asset-Backed Securities — 9.5%
Autos — 4.8%
Bank of America Auto Trust Series 2009-1A, Class A2(a)
$4,634,810	1.700%		12/15/11	$4,641,962
Bank of America Auto Trust Series 2009-2A, Class A3(a)
6,500,000	2.130		09/15/13	6,586,054
Bank of America Auto Trust Series 2009-3A, Class A2(a)
13,750,000	0.890		04/15/12	13,754,978
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
218,188	5.020		09/15/11	219,118
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
264,810	4.890		01/15/12	266,065
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
334,437	5.110		04/15/14	336,959
Ford Credit Auto Owner Trust Series 2009-B, Class A3
15,000,000	2.790		08/15/13	15,251,754
Ford Credit Auto Owner Trust Series 2009-E, Class A2
11,000,000	0.800		03/15/12	10,994,613
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
228,816	5.350		03/15/13	233,512
Long Beach Auto Receivables Trust Series 2006-A, Class A4
936,836	5.500		05/15/13	957,469
USAA Auto Owner Trust Series 2007-2, Class A3
188,243	4.900		02/15/12	188,742

				53,431,226

Credit Card — 0.8%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720		05/15/13	432,299
Chase Issuance Trust Series 2005-A8, Class A8(b)
5,700,000	0.390		10/15/12	5,699,365
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960		09/17/12	2,520,423

				8,652,087

Home Equity(b) — 0.0%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
17,621	0.427		01/25/37	17,460
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745		06/25/28	16,285
Centex Home Equity Series 2004-D, Class MV3
189,136	1.347		09/25/34	2,997
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
12,772	0.397		04/25/47	12,686
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
62,252	1.847		05/25/34	10,773

				60,201

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
79,370	4.350		05/15/14	76,799

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Student Loan — 3.9%
Access Group, Inc. Series 2002-1, Class A2(b)
$5,413,403	0.718%		09/25/25	$5,381,968
College Loan Corp. Trust Series 2004-1, Class A3(b)
4,500,000	0.476		04/25/21	4,483,689
College Loan Corp. Trust Series 2005-1, Class A2(b)
7,000,000	0.416		07/25/24	6,956,792
College Loan Corp. Trust Series 2005-2, Class A2(b)
7,186,577	0.413		10/15/21	7,126,927
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2(b)
2,675,497	0.837		09/28/20	2,670,321
Education Funding Capital Trust I Series 2004-1, Class A2(b)
2,142,815	0.697		12/15/22	2,126,397
Educational Services of America, Inc. Series 2010-1, Class A1(a)(b)
3,000,000	1.100		07/25/23	3,032,007
GCO Slims Trust Series 2006-1A Class Note(a)
195,657	5.720		03/01/22	156,525
SLM Student Loan Trust Series 2004-9, Class A4(b)
4,087,132	0.446		04/25/17	4,080,065
SLM Student Loan Trust Series 2006-7, Class A4(b)
3,250,000	0.386		04/25/22	3,204,494
SLM Student Loan Trust Series 2008-6, Class A1(b)
3,377,488	0.716		10/27/14	3,380,480

				42,599,665

TOTAL ASSET-BACKED SECURITIES				$104,819,978

Foreign Debt Obligations — 5.8%
Sovereign — 3.0%
Kommunalbanken AS
$11,900,000	5.125%		05/30/12	$12,770,875
Landeskreditbank Baden-Wuerttemberg Foerderbank
7,340,000	3.250		10/29/10	7,393,384
5,600,000	0.609	(b)	11/04/11	5,616,628
NRW.BANK
7,500,000	5.375		07/19/10	7,513,568

				33,294,455

Supranational — 2.8%
European Investment Bank
19,200,000	2.625		05/16/11	19,507,834
5,500,000	3.125		07/15/11	5,624,748
6,250,000	0.838	(b)	03/05/12	6,284,012

				31,416,594

TOTAL FOREIGN DEBT OBLIGATIONS				$64,711,049

Government Guarantee Obligations — 37.9%
Achmea Hypotheekbank NV(a)(b)(e)
$8,200,000	0.694%		11/03/14	$8,163,682
ANZ National (International) Ltd.(a)(e)
4,700,000	0.527	(b)	08/05/11	4,703,769
5,800,000	3.250		04/02/12	5,974,278
Bank of America Corp.(b)(f)
18,200,000	1.356		12/02/11	18,436,946
19,200,000	0.738		06/22/12	19,332,710
Bank of America NA(b)(f)
4,000,000	0.718		12/23/10	4,009,232

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
BRFkredit A/S(a)(b)(e)
$10,800,000	0.553%		04/15/13	$10,799,373
Citibank NA(f)
1,000,000	1.875		05/07/12	1,020,782
Citigroup Funding, Inc.(f)
17,000,000	0.668	(b)	04/30/12	17,134,946
14,700,000	1.875		11/15/12	15,016,171
Citigroup, Inc.(f)
2,600,000	1.087	(b)	12/09/10	2,607,818
7,700,000	2.125		04/30/12	7,898,363
Danske Bank AS(e)
14,400,000	1.334	(b)	08/23/10	14,402,722
5,200,000	2.500	(a)	05/10/12	5,325,878
Dexia Credit Local(a)(e)
5,900,000	2.375		09/23/11	5,980,393
8,200,000	0.544	(b)	01/12/12	8,150,193
FIH Erhvervsbank AS(a)(e)
12,300,000	0.645		09/29/10	12,299,966
5,500,000	2.450		08/17/12	5,631,004
5,700,000	0.768	(b)	12/06/12	5,695,839
General Electric Capital Corp.(f)
9,000,000	0.736	(b)	03/12/12	9,055,674
12,000,000	0.708	(b)	06/01/12	12,062,544
3,400,000	2.000		09/28/12	3,482,451
5,000,000	0.539	(b)	12/21/12	5,015,790
9,000,000	2.625		12/28/12	9,357,185
ING Bank NV(a)(b)(e)
9,500,000	1.174		02/09/12	9,514,317
JPMorgan Chase & Co.(b)(f)
1,600,000	0.564		02/23/11	1,602,738
Kreditanstalt fuer Wiederaufbau(e)
22,200,000	3.250		02/15/11	22,537,063
Landwirtschaftliche Rentenbank(e)
3,500,000	3.125		06/15/11	3,575,674
14,000,000	1.875		09/24/12	14,191,750
2,400,000	4.125		07/15/13	2,575,242
6,500,000	4.875		01/10/14	7,142,897
LeasePlan Corp. NV(a)(e)
1,800,000	3.000		05/07/12	1,851,311
Morgan Stanley & Co.(b)(f)
13,900,000	0.654		02/10/12	13,989,669
6,300,000	0.889		06/20/12	6,358,880
Royal Bank of Scotland PLC(a)(e)
10,800,000	1.500		03/30/12	10,873,602
2,700,000	1.121	(b)	05/11/12	2,702,246
Societe Financement de l’Economie Francaise(a)(e)
15,700,000	1.500		10/29/10	15,737,400
14,100,000	2.000		02/25/11	14,252,830
2,525,000	2.125		01/30/12	2,562,673
Suncorp-Metway Ltd.(a)(b)(e)
7,500,000	0.914		12/17/10	7,500,069
15,350,000	1.553		04/15/11	15,486,768
SunTrust Bank(b)(f)
4,500,000	1.187		12/16/10	4,516,169
Swedbank AB(a)(e)
3,000,000	1.224	(b)	02/10/12	2,997,423
8,700,000	2.800		02/10/12	8,923,172
The Huntington National Bank(b)(f)
18,700,000	0.938		06/01/12	18,889,768
United States Central Federal Credit Union(f)
2,300,000	1.900		10/19/12	2,350,328
Westpac Banking Corp.(a)(e)
10,500,000	3.250		12/16/11	10,800,195
7,200,000	1.900		12/14/12	7,247,815

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$419,737,708

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 1.7%
Sovereign — 1.7%
United States Treasury Notes
$10,800,000	0.750%	05/31/12	$10,831,104
8,200,000	0.625	06/30/12	8,200,327

TOTAL U.S. TREASURY OBLIGATIONS			$19,031,431

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,021,653,759

Short-term Investments — 6.9%
Commercial Paper — 3.3%
Standard Chartered Bank
$24,000,000	0.290%	07/08/10	$23,998,460
Westpac Banking Corp.
12,000,000	0.670	07/09/10	11,998,000

			35,996,460

Repurchase Agreement(g) — 3.6%
Joint Repurchase Agreement Account II
40,400,000	0.053%	07/01/10	40,400,000
Maturity Value: $40,400,059

TOTAL SHORT-TERM INVESTMENTS			$76,396,460

TOTAL INVESTMENTS — 99.2%			$1,098,050,219

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%			8,340,758

NET ASSETS — 100.0%			$1,106,390,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $295,142,077, which represents approximately 26.7% of net assets as of June 30, 2010.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(e) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $247,599,544, which represents approximately 22.4% of net assets as of June 30, 2010.

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $172,138,164, which represents approximately 15.5% of net assets as of June 30, 2010.

(g) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB —	Federal Home Loan Bank
FNMA —	Federal National Mortgage Association

GOLDMAN SACHS ENHANCED INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	491	September 2010	$121,945,988	$(315)
Eurodollars	197	December 2010	48,870,775	48,758
Eurodollars	(24)	March 2011	(5,949,600)	(15,460)
Eurodollars	(267)	June 2011	(66,122,550)	(378,943)
Eurodollars	(267)	September 2011	(66,025,763)	(526,322)
Eurodollars	(267)	December 2011	(65,888,925)	(622,350)
Eurodollars	(291)	March 2012	(71,666,025)	(755,565)
Eurodollars	(122)	June 2012	(29,975,400)	(341,855)
Eurodollars	(98)	September 2012	(24,022,250)	(278,320)
Eurodollars	(98)	December 2012	(23,963,450)	(281,995)
2 Year U.S. Treasury Notes	47	September 2010	10,284,922	38,103
5 Year U.S. Treasury Notes	(312)	September 2010	(36,925,688)	(521,649)

TOTAL				$(3,635,913)

CREDIT DEFAULT SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

					Credit
			Rates		Spread at		Upfront
		Notional	received		June 30, 2010		Payments
	Referenced	Amount	(paid) by	Termination	(basis	Market	made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:
JPMorgan Securities, Inc.
	Johnson & Johnson
	5.15%, 08/15/12	$6,000	1.000%	06/20/12	27	$87,953	$87,526	$427
	Pacific Gas and
	Electric Co. 4.80%,
	03/01/14	4,850	1.000	06/20/13	110	(12,754)	(37,581)	24,827

TOTAL						$75,199	$49,945	$25,254

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,089,074,885

Gross unrealized gain	9,964,953
Gross unrealized loss	(989,619)

Net unrealized security gain	$8,975,334

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 53.1%
Collateralized Mortgage Obligations — 6.0%
Adjustable Rate Non-Agency(a) — 0.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$84,508	3.092%	04/25/35	$68,854
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
31,201	3.346	08/25/33	26,901
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,444,928	3.319	02/25/37	1,321,816
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
877,999	3.452	02/25/37	841,137
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
39,835	3.851	08/25/33	34,886
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
133,054	2.783	03/25/33	103,028
First Horizon Asset Securities Series, Inc. 2004-AR6, Class 2A1
51,720	3.007	12/25/34	48,498
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
438,999	2.966	07/25/35	386,519
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,184,257	0.794	11/25/29	940,611
Sequoia Mortgage Trust Series 2004-09, Class A2
704,665	1.115	10/20/34	539,780
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
208,778	2.547	05/25/34	180,145
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
74,187	2.548	09/25/34	64,236
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
823,987	2.596	11/25/33	665,859
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
203,934	2.709	06/25/34	198,668

			5,420,938

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
86,102	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
119,330	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
1,846,664	0.000	06/25/34	22,689
FNMA REMIC Series 2004-62, Class DI(a)(c)
819,585	0.000	07/25/33	7,023
FNMA REMIC Series 2004-71, Class DI(a)(c)
1,664,817	0.000	04/25/34	10,826
FNMA STRIPS Series 151, Class 2
14,079	9.500	07/25/22	2,864
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
42,686	0.120	08/25/33	60
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
19,387	0.320	07/25/33	71

			43,533

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
51,525	25.351	10/16/31	75,967

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(a) — (continued)
GNMA Series 2001-51, Class SA
$40,322	30.985%	10/16/31	$63,095
GNMA Series 2001-51, Class SB
50,600	25.351	10/16/31	75,564
GNMA Series 2001-59, Class SA
45,164	25.189	11/16/24	65,494
GNMA Series 2002-13, Class SB
176,829	35.935	02/16/32	297,922

			578,042

Principal Only(d) — 0.0%
FNMA REMIC Series G-35, Class N
13,713	0.000	10/25/21	12,876

Regular Floater(a) — 1.2%
BCAP LLC Trust Series 2006-RR1, Class CF
554,529	0.987	11/25/36	483,954
FHLMC REMIC Series 1760, Class ZB
404,469	2.730	05/15/24	403,847
FNMA REMIC Series 2006-68, Class FM
10,242,373	0.797	08/25/36	10,215,165

			11,102,966

Sequential Fixed Rate — 4.1%
FHLMC REMIC Series 2329, Class ZA
2,540,734	6.500	06/15/31	2,820,356
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,194,338
FHLMC REMIC Series 3284, Class CA
9,998,447	5.000	10/15/21	10,735,642
FNMA REMIC Series 2001-53, Class GH
306,461	8.000	09/25/16	338,598
FNMA REMIC Series 2007-36, Class AB
14,023,007	5.000	11/25/21	15,047,848
GNMA Series 2002-42 Class KZ
6,530,382	6.000	06/16/32	7,290,694

			38,427,476

Sequential Floating Rate(a)(e) — 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
917,582	0.896	02/25/48	920,961

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$56,506,792

Commercial Mortgage-Backed Securities — 1.1%
Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
13,124,137	1.191	03/13/40	121,154
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
12,036,553	1.105	01/15/38	71,206
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
14,247,247	1.466	02/11/36	141,341

			333,701

Sequential Fixed Rate — 1.0%
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
1,345,668	7.202	10/15/32	1,345,698

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$8,000,000	6.278%	11/15/39	$8,306,226

			9,651,924

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$9,985,625

Federal Agencies — 46.0%
Adjustable Rate FHLMC(a) — 0.6%
$228,665	2.861%	11/01/32	$238,766
2,772,764	2.751	09/01/33	2,896,274
2,724,218	3.198	08/01/35	2,845,126

			5,980,166

Adjustable Rate FNMA(a) — 1.8%
221,062	2.839	11/01/32	230,801
447,577	2.785	12/01/32	466,761
3,093,400	1.923	05/01/33	3,162,899
71,445	2.609	06/01/33	74,376
2,985,805	4.080	10/01/33	3,108,397
3,242,459	2.572	02/01/35	3,376,123
3,144,497	4.785	09/01/35	3,262,786
2,680,911	5.220	06/01/37	2,813,793

			16,495,936

Adjustable Rate GNMA(a) — 0.7%
144,542	4.375	06/20/23	149,776
65,727	3.625	07/20/23	67,519
69,201	3.625	08/20/23	71,091
180,702	3.625	09/20/23	185,789
53,111	3.375	03/20/24	54,824
462,352	4.375	04/20/24	479,480
55,693	4.375	05/20/24	57,705
477,295	4.375	06/20/24	495,334
259,758	3.625	07/20/24	268,105
354,534	3.625	08/20/24	365,331
113,425	3.625	09/20/24	116,657
137,598	3.125	11/20/24	142,094
120,070	3.125	12/20/24	124,909
93,810	3.375	01/20/25	97,470
46,564	3.375	02/20/25	48,388
156,916	4.375	05/20/25	163,634
118,521	3.625	07/20/25	122,795
58,340	3.375	02/20/26	60,365
3,317	3.625	07/20/26	3,418
169,215	3.375	01/20/27	175,622
59,983	3.375	02/20/27	62,106
464,454	4.375	04/20/27	482,244
52,381	4.375	05/20/27	54,391
50,364	4.375	06/20/27	52,246
18,048	3.125	11/20/27	18,595
75,536	3.125	12/20/27	77,817
146,613	3.375	01/20/28	151,723
48,769	3.250	02/20/28	50,422
55,567	3.375	03/20/28	57,509
277,704	3.625	07/20/29	286,351
114,673	3.625	08/20/29	118,247
36,012	3.625	09/20/29	37,136
144,963	3.125	10/20/29	149,178
180,842	3.125	11/20/29	186,108
42,534	3.125	12/20/29	43,773
58,690	3.250	01/20/30	60,677

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$29,820	3.250%	02/20/30	$30,832
118,514	3.250	03/20/30	122,531
180,442	4.375	04/20/30	187,640
448,075	4.375	05/20/30	467,099
36,211	4.375	06/20/30	37,657
364,757	3.625	07/20/30	379,375
63,289	3.625	09/20/30	65,830
124,088	2.875	10/20/30	127,329
249,709	3.000	03/20/32	257,297

			6,814,419

FHLMC — 8.2%
325,349	6.500	12/01/13	353,975
13,719	4.000	02/01/14	14,497
7,241	6.500	02/01/14	7,878
248,547	4.000	03/01/14	262,655
46,285	4.000	04/01/14	48,912
1,900,704	7.500	11/01/14	2,058,117
2,844	7.000	02/01/15	3,063
706,010	5.500	07/01/15	763,318
76,610	8.000	07/01/15	83,537
11,229	7.000	01/01/16	12,170
30,186	7.000	02/01/16	32,716
33,217	7.000	09/01/17	36,643
14,556	7.000	10/01/17	16,057
132,059	4.500	05/01/18	140,772
186,446	5.500	05/01/18	202,080
77,526	4.500	06/01/18	82,642
1,617,416	5.500	06/01/18	1,754,707
189,790	4.500	09/01/18	202,314
241,665	4.500	10/01/18	257,612
19,747	10.000	10/01/18	21,125
1,172,955	5.000	12/01/18	1,260,831
97,637	4.500	01/01/19	104,080
87,335	4.500	03/01/19	93,099
374,141	5.000	06/01/19	402,177
3,329,462	5.000	11/01/19	3,578,952
58,507	10.000	07/01/20	63,388
76,870	10.000	10/01/20	83,337
187,494	6.500	07/01/21	208,582
13,411	6.500	08/01/22	14,924
141,188	9.000	10/01/22	163,814
1,064,561	4.500	10/01/23	1,131,414
561,649	6.500	07/01/28	601,527
5,204	8.000	07/01/30	5,838
32,604	7.500	12/01/30	36,359
159,762	7.000	04/01/31	178,860
1,321,449	6.000	05/01/33	1,452,149
1,264,313	6.000	10/01/34	1,388,196
3,403,721	4.500	10/01/35	3,548,355
191,742	5.000	12/01/35	203,449
763,288	5.500	01/01/36	820,744
1,753	5.500	02/01/36	1,885
19,801	6.000	06/01/36	21,617
157,547	5.000	04/01/38	167,239
12,659,369	6.000	11/01/38	13,929,263
1,267,172	5.000	03/01/39	1,346,006
2,331,454	5.000	04/01/39	2,475,257
787,082	5.000	05/01/39	837,596
3,782,616	5.000	06/01/39	4,021,197
844,375	5.000	07/01/39	897,627
496,200	5.000	08/01/39	527,551
5,616,637	4.500	09/01/39	5,845,381
4,196,297	5.000	09/01/39	4,460,455
1,953,552	5.000	10/01/39	2,076,130

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$2,025,800	5.000%	11/01/39	$2,150,750
683,949	5.000	12/01/39	726,134
3,154,479	5.000	01/01/40	3,352,258
186,549	4.500	02/01/40	194,208
2,366,877	5.000	03/01/40	2,518,782
1,856,793	4.500	04/01/40	1,933,024
2,287,397	5.000	04/01/40	2,434,200
3,191,079	4.500	05/01/40	3,322,088
1,645,313	4.500	06/01/40	1,712,860

			76,646,373

FNMA — 28.8%
135,378	4.500	03/01/13	138,646
64,858	4.500	05/01/13	66,464
92,109	4.000	06/01/13	94,133
141,589	4.500	06/01/13	145,179
125,161	4.000	07/01/13	128,373
153,350	4.500	07/01/13	161,922
177,300	4.000	08/01/13	181,284
73,465	4.500	08/01/13	75,414
275,063	4.000	09/01/13	281,378
316,037	4.500	09/01/13	324,596
569,764	4.000	10/01/13	583,123
34,838	7.000	03/01/14	37,703
300,427	4.000	04/01/14	308,288
1,189,105	5.500	09/01/14	1,286,556
56,584	7.000	03/01/15	60,997
17,491	8.000	01/01/16	19,177
84,540	6.000	11/01/16	92,029
244,376	8.000	11/01/16	279,632
502,840	5.000	08/01/17	527,860
303,424	5.000	11/01/17	325,668
11,141,874	5.000	12/01/17	11,958,699
1,914,872	5.000	01/01/18	2,055,254
633,418	5.000	02/01/18	680,598
2,444,846	5.000	03/01/18	2,626,950
791,841	5.000	04/01/18	850,821
149,701	4.500	05/01/18	159,782
941,424	5.000	05/01/18	1,011,546
613,809	4.500	06/01/18	655,144
1,287,848	5.000	06/01/18	1,383,773
65,927	4.500	07/01/18	70,366
75,608	5.000	07/01/18	81,240
100,391	4.500	08/01/18	107,152
56,731	5.000	08/01/18	60,957
71,328	4.500	09/01/18	76,131
877,787	5.000	09/01/18	943,168
754,203	4.500	10/01/18	804,992
4,606,577	5.000	10/01/18	4,949,110
136,764	4.500	11/01/18	145,974
39,827	5.000	11/01/18	42,793
255,120	4.500	12/01/18	272,300
88,028	4.500	01/01/19	93,956
596,747	5.000	01/01/19	640,901
761,800	5.000	02/01/19	818,153
119,310	4.500	03/01/19	127,344
1,625,155	5.000	04/01/19	1,746,204
557,324	4.500	05/01/19	593,840
406,413	5.000	05/01/19	436,485
81,427	4.500	06/01/19	86,762
1,668,468	5.000	06/01/19	1,792,743
31,867	5.000	07/01/19	34,225
28,224	5.000	08/01/19	30,313
264,113	6.500	08/01/19	292,129
1,780,181	6.000	09/01/19	1,941,290

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$26,817	9.500%	08/01/20	$30,992
27,577	9.500	10/01/20	31,870
32,983	5.000	12/01/20	35,380
2,205,849	6.000	12/01/20	2,405,483
67,826	6.000	05/01/21	73,950
24,999	6.000	07/01/21	27,256
727,145	6.000	09/01/21	792,797
566,280	5.000	01/01/22	604,736
183,634	5.000	04/01/22	195,876
119,867	5.000	06/01/22	127,857
66,833	6.000	09/01/22	72,823
1,822,575	5.500	02/01/23	1,976,943
1,131,918	6.000	02/01/23	1,233,355
303,992	4.500	05/01/23	321,186
31,069	5.000	05/01/23	33,153
2,736,033	5.500	08/01/23	2,967,769
579,791	6.000	11/01/28	641,596
24,536	6.500	11/01/28	27,256
1,418	5.500	04/01/29	1,529
48,854	7.000	11/01/30	54,689
516,282	6.000	03/01/31	560,696
198,905	7.000	07/01/31	220,390
668	6.000	03/01/32	734
17,957,699	5.500	04/01/33	19,339,599
43,988	6.000	05/01/33	48,312
22,365	5.000	07/01/33	23,773
4,315,557	5.500	07/01/33	4,640,820
253,038	5.000	08/01/33	268,487
3,931,561	4.500	09/01/33	4,120,332
25,286	5.000	09/01/33	26,830
26,247	5.500	09/01/33	28,263
26,328	5.000	11/01/33	27,936
16,119	5.000	12/01/33	17,103
19,878	6.000	12/01/33	21,826
15,597	5.000	01/01/34	16,549
33,011	5.500	02/01/34	35,541
5,297	5.500	04/01/34	5,699
27,894	5.500	05/01/34	30,015
1,119	5.500	06/01/34	1,204
44,186	5.500	08/01/34	47,572
2,958	5.500	10/01/34	3,181
343,021	5.500	12/01/34	368,881
9,785	6.000	12/01/34	10,704
159,013	6.000	02/01/35	173,946
21,371	5.000	03/01/35	22,622
32,628	5.000	04/01/35	34,539
48,968	5.500	04/01/35	52,629
1,332,297	6.000	04/01/35	1,469,929
20,169	5.000	05/01/35	21,350
275,785	5.000	07/01/35	291,933
43,616	5.500	07/01/35	46,937
164,502	6.000	07/01/35	179,487
790,669	5.000	08/01/35	837,830
4,625	5.500	08/01/35	4,992
2,793	6.000	08/01/35	3,047
205,153	5.000	09/01/35	217,165
44,127	5.500	09/01/35	47,529
69,964	5.000	10/01/35	74,060
493,405	6.000	10/01/35	540,741
88,993	5.000	11/01/35	94,205
1,006,213	6.000	11/01/35	1,096,030
21,663	5.500	12/01/35	23,296
582,632	6.000	01/01/36	636,434
985	5.500	02/01/36	1,060
52,097	6.000	02/01/36	56,761
382,011	6.000	03/01/36	417,331

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$422,909	6.000%	04/01/36	$462,226
47,708	6.000	06/01/36	51,905
38,403	5.000	07/01/36	40,651
468,657	6.000	09/01/36	513,107
741,316	6.000	12/01/36	811,393
348,760	6.000	01/01/37	381,729
5,295	5.500	02/01/37	5,695
112,091	5.500	04/01/37	120,688
10,409	5.500	05/01/37	11,197
3,659	5.500	06/01/37	3,936
615	5.500	08/01/37	661
1,280,740	7.500	11/01/37	1,421,662
2,060	5.500	12/01/37	2,217
3,868	5.500	02/01/38	4,161
60,292	5.500	03/01/38	64,866
157,953	5.500	04/01/38	170,107
48,277	5.500	05/01/38	51,939
12,562	5.500	06/01/38	13,517
15,482	5.500	07/01/38	16,659
16,947	5.500	08/01/38	18,235
11,706	5.500	09/01/38	12,597
5,602	5.500	12/01/38	6,028
134,798	5.000	01/01/39	143,134
580,340	5.000	02/01/39	616,354
65,345	5.500	02/01/39	70,394
2,088,828	4.500	03/01/39	2,176,286
568,517	5.000	03/01/39	603,671
194,796	4.500	04/01/39	202,641
69,530	5.000	04/01/39	73,829
4,159,306	4.500	05/01/39	4,326,815
1,034,161	5.000	05/01/39	1,099,387
182,449	4.500	06/01/39	190,140
146,024	5.000	06/01/39	155,178
299,193	4.500	07/01/39	311,806
1,452,434	5.000	07/01/39	1,543,890
947,656	4.500	08/01/39	987,134
7,167,057	5.000	08/01/39	7,618,161
947,617	4.500	09/01/39	987,260
7,727,432	5.000	09/01/39	8,213,138
1,971,423	4.500	10/01/39	2,050,982
6,484,297	5.000	10/01/39	6,893,306
896,507	4.500	11/01/39	933,656
413,019	5.000	11/01/39	438,986
2,876,299	4.500	12/01/39	2,989,648
5,940,032	5.000	12/01/39	6,308,441
1,321,722	4.500	01/01/40	1,375,571
2,615,860	5.000	01/01/40	2,783,466
533,989	4.500	02/01/40	556,223
560,606	5.000	02/01/40	596,236
132,287	4.500	03/01/40	137,821
1,009,080	5.000	03/01/40	1,074,000
505,488	4.500	04/01/40	526,637
776,378	4.500	05/01/40	808,859
52,525	4.500	06/01/40	54,723
94,000,000	4.000	TBA - 30yr(f)	95,104,135
20,000,000	6.500	TBA - 30yr(f)	21,906,250

			268,597,647

GNMA — 5.9%
271	9.000	08/15/16	300
239,923	7.000	12/15/27	269,372
30,038	6.500	08/15/28	33,947
360,022	6.000	01/15/29	395,759

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$281,272	7.000%	10/15/29	$315,959
4,110,291	5.500	12/15/32	4,468,466
9,066,645	5.000	05/15/33	9,717,275
5,608,024	5.000	06/15/33	6,010,461
18,236,384	5.000	07/15/33	19,545,041
2,216,484	5.000	09/15/33	2,375,541
3,661,764	5.000	03/15/34	3,918,935
2,211,546	5.500	06/15/34	2,400,361
858,383	5.000	04/15/39	919,577
526,863	5.000	05/15/39	564,424
95,756	4.500	06/15/39	100,061
1,261,680	5.000	06/15/39	1,351,624
96,373	5.000	07/15/39	103,002
96,330	4.500	10/15/39	100,661
2,144,655	5.000	10/15/39	2,297,545

			54,888,311

TOTAL FEDERAL AGENCIES			$429,422,852

TOTAL MORTGAGE-BACKED OBLIGATIONS			$495,915,269

Agency Debentures — 7.4%
FFCB
$9,000,000	4.750%	11/06/12	$9,795,339
10,000,000	5.050	08/01/18	11,310,120
FHLB
10,000,000	5.375 (g)	06/13/14	11,387,404
1,500,000	5.000	09/28/29	1,602,890
FHLMC
5,100,000	5.050	01/26/15	5,763,496
New Valley Generation III
3,521,599	4.929	01/15/21	3,800,184
Private Export Funding Corp.
14,600,000	3.050	10/15/14	15,158,361
Small Business Administration
207,447	6.700	12/01/16	225,889
162,852	7.150	03/01/17	177,737
108,330	7.500	04/01/17	118,945
56,761	7.300	05/01/17	61,672
50,122	6.800	08/01/17	54,613
167,641	6.300	05/01/18	182,586
100,929	6.300	06/01/18	110,023
Tennessee Valley Authority
4,000,000	5.375	04/01/56	4,544,160
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,644,082

TOTAL AGENCY DEBENTURES			$68,937,501

Asset-Backed Securities — 1.7%
Home Equity(a) — 0.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$103,122	2.613%	04/25/34	$93,545
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
511,511	0.707	10/25/34	427,136
Household Home Equity Loan Trust Series 2007-3, Class APT
2,889,944	1.548	11/20/36	2,402,798
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
21,324	0.697	08/25/34	13,179

			2,936,658

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
$159,187	8.330%	04/01/30	$158,914

Student Loan(a) — 1.4%
Education Funding Capital Trust I Series 2004-1, Class A2
1,714,252	0.697	12/15/22	1,701,117
Goal Capital Funding Trust Series 10-1, Class A(e)
4,750,000	1.238	08/25/48	4,741,730
Missouri Higher Education Loan Authority Student Loan VRDN RB Series 2010, Class A-1
3,398,959	1.447	11/26/32	3,444,722
SLM Student Loan Trust Series 2006-7, Class A4
3,000,000	0.386	04/25/22	2,957,994

			12,845,563

TOTAL ASSET-BACKED SECURITIES			$15,941,135

Government Guarantee Obligations(h) — 13.6%
Ally Financial, Inc.
$15,000,000	1.750%	10/30/12	$15,282,294
20,000,000	2.200	12/19/12	20,575,558
Citigroup Funding, Inc.
29,500,000	1.875	10/22/12	30,129,925
8,000,000	1.875	11/15/12	8,172,066
General Electric Capital Corp.
12,900,000	2.000	09/28/12	13,212,830
14,500,000	0.539 (a)	12/21/12	14,545,791
PNC Funding Corp.
10,000,000	2.300	06/22/12	10,299,210
Private Export Funding Corp.
7,000,000	3.550	04/15/13	7,450,378
United States Central Federal Credit Union
6,800,000	1.250	10/19/11	6,864,874

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$126,532,926

U.S. Treasury Obligations — 20.2%
United States Treasury Bonds
$6,900,000	4.375%	05/15/40	$7,462,764
5,700,000	4.375	11/15/39	6,154,290
2,000,000	4.625	02/15/40	2,248,660
United States Treasury Inflation Protected Securities
1,850,400	2.375	01/15/25	2,052,643
2,020,945	2.000	01/15/26	2,136,992
United States Treasury Notes
300,000	3.125	01/31/17	313,770
1,800,000	3.750	11/15/18	1,939,554
20,500,000	2.625	04/30/16	21,067,438
21,000,000	2.375	03/31/16	21,310,171
45,000,000	1.000	04/30/12	45,337,050
14,000,000	1.875	06/30/15	14,053,061
11,900,000	0.625	06/30/12	11,900,475
18,150,000	3.625	08/15/19	19,190,176
300,000	2.750	02/15/19	298,872
6,500,000	3.000	08/31/16	6,783,400
10,400,000	1.375	03/15/13	10,535,096
United States Treasury Principal-Only STRIPS(d)
7,100,000	0.000	08/15/20	5,079,979
12,900,000	0.000	05/15/21	8,872,233
3,000,000	0.000	11/15/21	2,007,930

TOTAL U.S. TREASURY OBLIGATIONS			$188,744,554

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligation — 0.2%
New Jersey — 0.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,236,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$898,307,385

Short-term Investment(i) — 15.4%
Repurchase Agreement — 15.4%
Joint Repurchase Agreement Account II
$143,400,000	0.053%	07/01/10	$143,400,000
Maturity Value: $143,400,211

TOTAL INVESTMENTS — 111.6%			$1,041,707,385

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%			(107,915,916)

NET ASSETS — 100.0%			$933,791,469

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,996,392, which represents approximately 0.6% of net assets as of June 30, 2010.

(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $117,010,385 which represents approximately 12.5% of net assets as of June 30, 2010.

(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(h) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(i) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2010, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FNMA	4.000%	TBA - 30yr	08/12/10	$(65,000,000)	$(65,619,515)
FNMA	4.000	TBA - 30yr	09/14/10	(29,000,000)	(29,185,774)

TOTAL (Proceeds Receivable: $93,385,078)					$(94,805,289)

FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	38	September 2010	$9,437,775	$(6,270)
Eurodollars	37	December 2010	9,178,775	9,157
2 Year U.S. Treasury Notes	(1)	September 2010	(218,828)	(17)
5 Year U.S. Treasury Notes	(80)	September 2010	(9,468,125)	2,082
10 Year U.S. Treasury Notes	(53)	September 2010	(6,494,984)	(1,839)
30 Year U.S. Treasury Bonds	355	September 2010	45,262,500	1,132,268

TOTAL				$1,135,381

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,008,884,389

Gross unrealized gain	34,512,316
Gross unrealized loss	(1,689,320)

Net unrealized security gain	$32,822,996

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 94.7%
United States Treasury Bonds
$200,000	4.625%	02/15/40	$224,866
300,000	4.375	05/15/40	324,468
United States Treasury Inflation Protected Securities
6,589,740	2.375	04/15/11	6,701,963
34,676,022	3.000	07/15/12	36,940,713
24,213,372	1.875	07/15/13	25,611,307
5,334,344	1.875	07/15/15	5,715,664
11,642,404	2.000	01/15/16	12,560,151
21,481,055	2.500	07/15/16	23,904,376
7,134,534	2.375	01/15/17	7,876,411
3,681,370	2.625	07/15/17	4,152,758
2,246,134	1.875	07/15/19	2,410,731
22,204,800	2.375	01/15/25	24,631,718
22,625,804	2.000 (a)	01/15/26	23,925,023
16,431,048	2.375	01/15/27	18,202,512
6,867,762	1.750	01/15/28	6,966,486
6,199,972	3.625	04/15/28	8,023,638
14,621,040	2.500	01/15/29	16,525,197
United States Treasury Notes
1,400,000	2.375	03/31/16	1,420,678
2,300,000	3.000	09/30/16	2,398,279
1,800,000	3.625	08/15/19	1,903,158

TOTAL U.S. TREASURY OBLIGATIONS			$230,420,097

Short-term Investment(b) — 2.4%
Repurchase Agreement — 2.4%
Joint Repurchase Agreement Account II
$5,800,000	0.053%	07/01/10	$5,800,000
Maturity Value: $5,800,009

TOTAL INVESTMENTS — 97.1%			$236,220,097

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%			6,990,114

NET ASSETS — 100.0%			$243,210,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(2)	September 2010	$(496,725)	$(3,848)
2 Year U.S. Treasury Notes	(55)	September 2010	(12,035,547)	(5,255)
5 Year U.S. Treasury Notes	53	September 2010	6,272,633	10,670
10 Year U.S. Treasury Notes	14	September 2010	1,715,656	18,584
30 Year U.S. Treasury Bonds	(32)	September 2010	(4,080,000)	(128,614)

TOTAL				$(108,463)

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$227,647,836

Gross unrealized gain	8,751,398
Gross unrealized loss	(179,556)

Net unrealized security gain	$8,571,842

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 15.5%
Collateralized Mortgage Obligations — 4.9%
Interest Only(a) — 0.0%
FHLMC REMIC Series 2575, Class IB
$197,658	5.500%	08/15/30	$1,877
FHLMC REMIC Series 2586, Class NX
409,054	4.500	08/15/16	13,852

			15,729

Inverse Floaters(b) — 0.0%
FNMA REMIC Series 1990-134, Class SC
31,925	21.038	11/25/20	40,221
GNMA Series 2001-59, Class SA
12,698	25.189	11/16/24	18,413

			58,634

IOette(a) — 0.0%
FHLMC REMIC Series 1161, Class U
768	1,172.807	11/15/21	23,977

Planned Amortization Class — 0.0%
FHLMC REMIC Series 1556, Class H
415,586	6.500	08/15/13	436,015
FHLMC REMIC Series 1916, Class PC
433,390	6.750	12/15/11	444,550

			880,565

Regular Floater(b) — 0.9%
FHLMC REMIC Series 3297, Class HF
5,330,898	0.740	04/15/37	5,280,635
FHLMC REMIC Series 3326, Class FC
11,090,226	0.810	06/15/37	10,979,257
FHLMC REMIC Series 3397, Class FK
13,595,806	1.130	12/15/37	13,647,643
FNMA REMIC Series 1988-12, Class B(c)
127,284	0.000	02/25/18	123,103
FNMA REMIC Series 2001-60, Class OF
1,504,641	1.297	10/25/31	1,529,968
FNMA REMIC Series 2001-70, Class OF
752,321	1.297	10/25/31	764,984

			32,325,590

Sequential Fixed Rate — 3.0%
FHLMC REMIC Series 108, Class G
296,629	8.500	12/15/20	337,749
FHLMC REMIC Series 1980, Class Z
1,401,197	7.000	07/15/27	1,610,602
FHLMC REMIC Series 2019, Class Z
1,521,286	6.500	12/15/27	1,688,684
FHLMC REMIC Series 3284, Class CA
24,972,647	5.000	10/15/21	26,813,905
FNMA REMIC Series 1989-66, Class J
458,146	7.000	09/25/19	511,339
FNMA REMIC Series 1990-16, Class E
301,336	9.000	03/25/20	346,547
FNMA REMIC Series 1992-33, Class K
625,196	8.500	03/25/18	646,948
FNMA REMIC Series 2007-36, Class AB
34,985,728	5.000	11/25/21	37,542,583

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 2009-70, Class AL
$42,024,369	5.000%	08/25/19	$45,278,312
GNMA REMIC Series 1995-3, Class DQ
70,904	8.050	06/16/25	82,609

			114,859,278

Sequential Floating Rate(b) — 1.0%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
36,703,288	0.896	02/25/48	36,838,429
FNMA REMIC Series 1988-12, Class A
247,779	4.633	02/25/18	254,302

			37,092,731

Targeted Amortization Class(b)(c) — 0.0%
FHLMC REMIC Series 3291, Class XC
152,245	0.000	03/15/37	150,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$185,407,498

Federal Agencies — 10.6%
Adjustable Rate FHLMC(b) — 1.6%
175,039	3.761	05/01/18	178,279
98,104	4.954	10/01/25	101,984
3,421,664	3.310	09/01/34	3,578,762
1,094,574	3.426	11/01/34	1,146,584
1,196,864	2.686	04/01/35	1,250,411
7,516,844	2.967	06/01/35	7,849,946
2,934,220	3.431	08/01/35	3,077,895
2,034,831	4.525	11/01/35	2,122,060
1,090,195	5.824	05/01/36	1,145,760
357,885	5.979	10/01/36	375,040
253,163	5.650	11/01/36	268,282
27,970,365	5.887	08/01/37	29,720,499
8,018,282	6.335	09/01/37	8,464,035

			59,279,537

Adjustable Rate FNMA(b) — 4.2%
83,065	2.326	11/01/17	84,386
269,730	3.972	02/01/18	277,020
144,548	6.133	06/01/18	149,286
181,453	5.730	05/01/20	191,660
88,664	4.721	01/01/23	91,527
601,933	3.717	02/01/27	632,434
6,434,760	3.611	08/01/29	6,614,856
123,044	2.735	07/01/32	128,579
45,131	3.380	07/01/32	47,245
366,365	2.916	01/01/33	382,164
4,451,724	2.677	05/01/33	4,673,317
531,654	2.625	08/01/33	557,848
3,552,376	4.612	08/01/33	3,737,767
2,938,523	2.664	02/01/34	3,068,512
951,001	2.570	05/01/34	994,490
1,801,708	2.601	05/01/34	1,886,839
2,070,051	2.834	06/01/34	2,163,216
1,337,242	3.112	10/01/34	1,397,123
2,391,814	3.113	10/01/34	2,491,323
790,715	2.865	12/01/34	821,782
2,588,169	2.593	02/01/35	2,701,595
383,425	2.814	02/01/35	399,748
613,841	2.664	03/01/35	640,845
3,940,530	2.760	03/01/35	4,129,853
4,300,213	2.233	04/01/35	4,441,247
9,633,156	2.270	04/01/35	9,969,970

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(b) — (continued)
$3,584,327	2.602%	04/01/35	$3,752,464
2,176,997	2.426	05/01/35	2,256,975
14,012,822	2.967	07/01/35	14,598,053
4,615,365	4.730	08/01/35	4,811,449
3,479,057	4.726	10/01/35	3,612,062
6,140,593	5.780	03/01/36	6,388,599
2,854,171	2.778	04/01/36	2,911,711
5,096,180	5.596	04/01/36	5,344,965
5,877,730	2.846	06/01/36	6,009,879
5,954,092	5.927	06/01/36	6,247,789
7,997,928	2.921	07/01/36	8,195,677
195,528	4.787	07/01/36	206,526
7,944,636	5.911	09/01/36	8,345,483
502,869	5.418	11/01/36	530,538
385,701	5.529	11/01/36	408,344
11,279,854	3.223	04/01/37	11,729,661
8,372,022	5.744	07/01/37	8,833,815
105	6.564	09/01/37	112
13,987,092	5.274	11/01/38	14,776,789
354,233	5.714	12/01/46	373,136

			162,008,659

Adjustable Rate GNMA(b) — 0.4%
3,795,233	2.750	05/20/34	3,890,203
812,750	3.500	05/20/34	834,799
1,535,937	3.500	07/20/34	1,582,881
913,703	3.625	08/20/34	941,827
4,370,901	3.500	09/20/34	4,504,507
2,220,553	3.625	09/20/34	2,291,417
950,000	2.750	10/20/34	977,097
1,451,539	2.750	12/20/34	1,493,001

			16,515,732

FHLMC — 2.2%
3,613	6.500	07/01/10	3,644
310	7.000	07/01/10	312
11	6.500	08/01/10	11
764	7.000	01/01/11	772
4,295	7.000	12/01/12	4,353
38,103	6.500	01/01/13	41,456
33,497	6.500	04/01/13	36,444
92,575	6.500	05/01/13	100,721
41,539	6.500	06/01/13	45,194
360,637	4.000	09/01/13	369,126
24,898	6.500	10/01/13	27,089
388,170	4.000	11/01/13	397,497
466,437	5.000	12/01/13	501,382
532,058	4.000	01/01/14	562,921
472,723	4.000	05/01/14	499,555
239,235	4.500	06/01/14	254,735
861,202	4.500	10/01/14	917,000
2,355,079	5.000	10/01/14	2,531,555
567,390	4.000	11/01/14	599,596
937,798	4.500	11/01/14	998,558
768,661	4.000	03/01/15	810,815
5,284,790	4.500	03/01/15	5,465,178
391,280	4.500	08/01/15	416,168
48,905	8.500	10/01/15	53,657
370,219	8.000	12/01/15	402,119
13,626	7.000	03/01/16	14,767
5,366,362	5.000	10/01/17	5,764,175
6,022,523	5.000	11/01/17	6,468,977
9,863,896	5.000	01/01/18	10,602,881
6,514,956	5.000	02/01/18	7,003,044

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$2,820,049	5.000%	03/01/18	$3,031,322
114,989	4.500	04/01/18	122,577
206,915	4.500	11/01/18	220,569
11,106,061	5.500	01/01/19	12,061,490
286,945	4.500	05/01/19	305,536
5,561,612	5.500	01/01/20	6,038,895
679,570	4.500	04/01/20	724,415
2,409,767	5.500	05/01/20	2,616,567
2,105,856	5.500	07/01/20	2,286,575
455,503	4.500	08/01/20	485,015
1,002,673	7.000	04/01/22	1,120,789
28,104	4.500	05/01/23	29,702
35,187	7.500	01/01/31	39,240
19,801	6.000	06/01/36	21,617
1,000,000	4.500	TBA - 30yr(e)	1,035,625
7,000,000	6.000	TBA - 30yr(e)	7,596,641

			82,630,277

FNMA — 2.0%
266	5.500	04/01/11	286
20	5.500	07/01/11	21
5,362	7.000	07/01/11	5,539
1,183,051	5.500	01/01/13	1,238,320
363	5.500	04/01/13	395
1,289	5.500	06/01/13	1,403
816,054	4.500	08/01/13	837,697
4,126,463	4.500	09/01/13	4,254,214
2,554,281	4.000	11/01/13	2,615,411
1,761	5.500	12/01/13	1,916
24,759	6.000	01/01/14	26,266
79,829	6.000	03/01/14	84,687
15,453	5.500	04/01/14	16,465
512,139	4.000	01/01/15	527,350
203,707	4.500	01/01/15	210,785
3,082	8.500	09/01/15	3,319
144,134	8.500	10/01/15	154,918
21,227	8.500	12/01/15	23,266
3,527	5.500	04/01/16	3,817
29,460	5.500	07/01/16	31,879
4,080	5.500	11/01/16	4,415
629,198	5.500	01/01/17	681,631
15,342	5.500	02/01/17	16,621
10,121	5.500	04/01/17	10,965
43,534	5.500	10/01/17	47,164
5,059	5.500	11/01/17	5,481
26,629	5.500	01/01/18	28,877
57,218	5.500	02/01/18	62,084
206,596	5.500	03/01/18	223,825
32,408	5.500	04/01/18	35,146
35,330	5.500	06/01/18	38,334
568,080	5.500	07/01/18	615,740
286,829	5.500	08/01/18	311,433
515,191	5.500	09/01/18	559,304
19,678	5.500	10/01/18	21,351
1,149,716	5.500	12/01/18	1,245,752
2,287,410	5.500	01/01/19	2,478,176
59,628	5.500	03/01/19	64,624
1,167,441	5.500	05/01/19	1,264,796
18,102	5.000	07/01/19	19,442
31,892	5.000	08/01/19	34,252
28,166	5.500	08/01/19	30,589
126,701	5.000	09/01/19	136,075
117,809	5.000	11/01/19	126,527

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$89,835	7.000%		11/01/19	$99,474
259,587	5.000		01/01/20	278,794
17,568	5.500		03/01/20	19,034
442,314	5.500		06/01/20	479,929
10,419,770	6.000		10/01/21	11,361,618
244,762	4.500		04/01/23	258,606
12,075,271	5.500		09/01/23	13,077,241
2,035,713	5.500		10/01/23	2,210,340
14,185	7.000		12/01/24	15,838
2,794	7.000		07/01/27	3,120
3,919	7.000		08/01/27	4,420
5,268	7.000		10/01/28	5,941
4,401	7.000		01/01/29	4,951
3,786	7.000		11/01/29	4,247
138,582	8.000		02/01/31	153,063
4,381	7.000		04/01/31	4,896
22,799	7.000		05/01/32	25,443
18,209	7.000		06/01/32	20,320
6,724	7.000		08/01/32	7,503
2,539,245	6.000		03/01/33	2,799,147
4,821,018	6.500		04/01/33	5,353,402
4,357	7.000		10/01/33	4,863
5,411	7.000		04/01/34	6,047
40,100	6.000		12/01/34	43,866
14,062,649	6.000		04/01/35	15,518,223
1,910	6.000		11/01/35	2,084
95,000	8.500		09/01/37	104,763
1,656,478	7.500		10/01/37	1,838,572
42,003	7.500		09/01/47	46,346
1,000,000	6.000		TBA - 30yr(e)	1,084,531
2,000,000	6.500		TBA - 30yr(e)	2,190,625

				75,127,805

GNMA — 0.2%
9,780	9.000		07/15/12	10,299
1,058,948	5.500		07/15/20	1,150,301
275,417	6.000		10/15/38	303,431
934,944	6.000		11/15/38	1,027,519
1,346,059	6.000		12/15/38	1,482,979
3,655,761	6.000		01/15/39	4,027,622

				8,002,151

TOTAL FEDERAL AGENCIES				$403,564,161

TOTAL MORTGAGE-BACKED OBLIGATIONS				$588,971,659

Agency Debentures — 20.4%
FHLB
$65,000,000	0.214	%(b)	08/01/11	$64,955,280
21,200,000	3.750		09/09/11	21,996,456
8,130,000	5.000		09/09/11	8,555,653
182,500,000	0.268	(b)	10/13/11	182,590,885
12,000,000	1.375		06/08/12	12,142,328
33,370,000	2.000		09/14/12	34,177,621
67,200,000	1.750		12/14/12	68,401,912
12,000,000	4.875		12/14/12	13,121,647
12,500,000	2.600		05/19/14	12,533,463
83,200,000	3.750		09/09/16	87,986,105
37,000,000	3.875		12/14/18	39,126,316
FHLMC
21,000,000	3.500		05/05/11	21,542,493
18,000,000	1.250		01/26/12	18,058,732

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — (continued)
FNMA
$36,700,000	4.680	%(f)	06/15/11	$38,133,634
150,000,000	2.050		04/26/13	151,822,815
Small Business Administration
134,748	7.200		06/01/17	148,172
335,283	6.300		05/01/18	365,172
252,322	6.300		06/01/18	275,059

TOTAL AGENCY DEBENTURES				$775,933,743

Government Guarantee Obligations(g) — 28.5%
Ally Financial, Inc.
$80,000,000	1.750%		10/30/12	$81,505,568
72,200,000	2.200		12/19/12	74,277,764
American Express Bank FSB
25,300,000	3.150		12/09/11	26,229,960
Banco Bilbao Vizcaya Argentaria Puerto Rico
105,500,000	2.450		06/22/12	107,977,351
Bank of America Corp.
18,000,000	2.100		04/30/12	18,455,548
Bank of the West
20,000,000	2.150		03/27/12	20,509,158
Citibank NA
15,900,000	1.875		05/07/12	16,230,440
Citigroup Funding, Inc.
12,400,000	2.125		07/12/12	12,731,850
30,700,000	1.875		10/22/12	31,355,549
21,800,000	1.875		11/15/12	22,268,879
Citigroup, Inc.
19,500,000	1.087	(b)	12/09/10	19,558,637
75,300,000	2.125		04/30/12	77,239,833
General Electric Capital Corp.
25,000,000	3.000		12/09/11	25,857,597
51,000,000	0.736	(b)	03/12/12	51,315,486
17,000,000	0.708	(b)	06/01/12	17,088,604
26,500,000	2.000		09/28/12	27,142,636
20,400,000	2.625		12/28/12	21,209,619
HSBC USA, Inc.
65,200,000	3.125		12/16/11	67,621,743
John Deere Capital Corp.
20,700,000	2.875		06/19/12	21,548,938
Morgan Stanley & Co.
25,000,000	1.388	(b)	12/01/11	25,356,675
150,000,000	3.250		12/01/11	155,633,490
PNC Funding Corp.
16,200,000	1.875		06/22/11	16,415,774
7,000,000	2.300		06/22/12	7,209,447
The Huntington National Bank(b)
54,900,000	0.938		06/01/12	55,457,125
United States Central Federal Credit Union
30,700,000	1.250		10/19/11	30,992,887
29,700,000	1.900		10/19/12	30,349,884
Western Corporate Federal Credit Union
26,300,000	1.750		11/02/12	26,759,632

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$1,088,300,074

U.S. Treasury Obligations — 34.7%
United States Treasury Inflation Protected Securities
$5,594,183	1.625%		01/15/15	$5,905,359
United States Treasury Notes
65,000,000	1.000		08/31/11	65,421,197
55,000,000	1.125		01/15/12	55,524,705
378,700,000	0.875		01/31/12	380,718,460
616,400,000	1.000		04/30/12	621,016,842

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes — (continued)
$106,600,000	0.750%	05/31/12	$106,907,002
89,400,000	0.625	06/30/12	89,403,567

TOTAL U.S. TREASURY OBLIGATIONS			$1,324,897,132

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$3,778,102,608

Short-term Investment(h) — 2.5%
Repurchase Agreement — 2.5%
Joint Repurchase Agreement Account II
$95,700,000	0.053%	07/01/10	$95,700,000
Maturity Value: $95,700,141

TOTAL INVESTMENTS — 101.6%			$3,873,802,608

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%			(59,602,866)

NET ASSETS — 100.0%			$3,814,199,742

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $36,838,429, which represents approximately 1.0% of net assets as of June 30, 2010.

(e) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $11,907,422 which represents approximately 0.3% of net assets as of June 30, 2010.

(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	176	September 2010	$43,711,800	$214,485
Eurodollars	147	December 2010	36,467,025	36,382
2 Year U.S. Treasury Notes	6,672	September 2010	1,460,021,257	5,626,434
5 Year U.S. Treasury Notes	(881)	September 2010	(104,267,727)	(248,751)
10 Year U.S. Treasury Notes	(776)	September 2010	(95,096,375)	(1,928,708)
30 Year U.S. Treasury Bonds	115	September 2010	14,662,500	15,230

TOTAL				$3,715,072

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by	Market	made (received)	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$29,500	10/27/16	3 month LIBOR	3.263%	$(1,634,156)	$—	$(1,634,156)
Deutsche Bank Securities, Inc.	121,700 (a)	12/15/13	3 month LIBOR	2.250	(2,087,605)	(876,000)	(1,211,605)
JPMorgan Securities, Inc.	49,800	10/21/16	3 month LIBOR	3.185	(2,550,350)	—	(2,550,350)
	37,000	10/05/18	3 month LIBOR	3.242	(1,529,166)	—	(1,529,166)

TOTAL					$(7,801,277)	$(876,000)	$(6,925,277)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2010.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,816,551,503

Gross unrealized gain	57,499,443
Gross unrealized loss	(248,338)

Net unrealized security gain	$57,251,105

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 18.1%
Collateralized Mortgage Obligations — 4.4%
Adjustable Rate Non-Agency(a) — 0.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
$58,417	3.666%	09/25/32	$49,981
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
62,402	3.346	08/25/33	53,801
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
39,835	3.852	08/25/33	34,886
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
762,845	2.783	03/25/33	590,694
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,392,727	0.794	11/20/34	1,132,896

			1,862,258

Interest Only(b) — 0.0%
FHLMC REMIC Series 2586, Class NX
732,679	4.500	08/15/16	24,810
FNMA REMIC Series 1990-145, Class B
1,172	1,004.961	12/25/20	25,909

			50,719

Planned Amortization Class — 0.2%
FHLMC REMIC Series 2113, Class TE
819,999	6.000	01/15/14	862,469
FNMA REMIC Series 1993-225, Class WC
478,265	6.500	12/25/13	506,330

			1,368,799

Regular Floater(a) — 0.9%
BCAP LLC Trust Series 2006-RR1, Class CF
293,574	0.987	11/25/36	256,211
Collateralized Mortgage Securities Corp. Series N, Class 2
152,211	1.097	08/25/17	152,291
FHLMC REMIC Series 1826, Class F
117,418	0.775	09/15/21	117,264
FHLMC REMIC Series 3297, Class HF
2,977,950	0.740	04/15/37	2,949,872
FNMA REMIC Series 1990-145, Class A
477,101	1.582	12/25/20	474,811
FNMA REMIC Series 1997-20, Class F
959,115	1.081	03/25/27	983,011
FNMA REMIC Series 1998-66, Class FC
221,305	0.850	11/17/28	223,083
FNMA REMIC Series 2001-70, Class OF
1,003,094	1.297	10/25/31	1,019,979

			6,176,522

Sequential Fixed Rate — 2.6%
FHLMC REMIC Series 3284, Class CA
3,661,403	5.000	10/15/21	3,931,362
First Nationwide Trust Series 2001-4, Class 1A1
54,286	6.750	09/21/31	54,319
FNMA REMIC Series 2007-36, Class AB
5,168,890	5.000	11/25/21	5,546,647

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA REMIC Series 2009-70, Class AL
$7,974,264	5.000%	08/25/19	$8,591,710

			18,124,038

Sequential Floating Rate(a)(c) — 0.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
2,752,747	0.896	02/25/48	2,762,882

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$30,345,218

Federal Agencies — 13.7%
Adjustable Rate FHLMC(a) — 1.6%
61,689	3.078	08/01/16	62,693
92,224	3.474	08/01/18	95,489
58,201	3.031	11/01/18	59,779
408,348	4.735	11/01/18	420,245
15,065	3.147	02/01/19	15,469
24,291	3.317	02/01/19	24,974
65,155	3.037	03/01/19	66,476
39,858	3.183	03/01/19	41,264
66,240	3.009	06/01/19	67,686
51,812	3.658	07/01/19	53,433
947,335	3.444	11/01/19	982,391
816,120	6.868	11/01/19	862,027
73,535	3.577	01/01/20	75,088
86,761	3.036	05/01/21	88,680
20,192	5.975	01/01/25	21,005
64,512	3.087	10/01/26	65,673
765,006	5.417	08/01/28	807,560
489,947	3.361	05/01/29	501,326
57,747	4.201	06/01/29	60,761
78,209	3.344	04/01/30	80,455
88,218	4.359	06/01/30	92,822
218,934	3.509	12/01/30	224,793
6,953	3.000	01/01/31	7,206
102,152	3.326	02/01/31	104,736
9,395	3.748	05/01/31	9,833
17,046	4.767	06/01/31	17,569
7,999	3.061	11/01/31	8,329
15,839	3.500	10/01/32	16,576
2,794	2.358	02/01/33	2,889
765,899	2.610	07/01/33	792,463
1,196,533	2.718	09/01/33	1,247,967
50,064	3.130	11/01/33	52,342
631,129	5.539	05/01/35	664,307
3,247,454	5.887	08/01/37	3,450,651

			11,144,957

Adjustable Rate FNMA(a) — 5.1%
292,706	6.729	04/01/17	306,207
41,592	4.258	08/01/17	42,390
91,894	2.864	09/01/17	93,662
147,193	3.109	09/01/17	150,540
38,659	2.721	11/01/17	39,402
45,228	2.625	12/01/17	46,052
34,223	4.875	12/01/17	36,009
248,741	3.074	03/01/18	253,899
101,538	3.166	03/01/18	103,848
1,069,585	2.939	07/01/18	1,091,999
65,151	2.605	10/01/18	66,022
129,026	2.874	10/01/18	132,198
57,392	3.001	10/01/18	58,574
356,193	3.003	10/01/18	364,646
116,900	3.038	10/01/18	120,309

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$4,308	2.089%	11/01/18	$4,380
60,520	2.875	12/01/18	62,140
150,186	2.884	01/01/19	153,212
576,002	4.023	04/01/19	602,238
31,820	5.920	04/01/19	32,816
242,513	2.864	05/01/19	251,287
1,032,023	2.969	05/01/19	1,053,757
222,221	3.357	06/01/19	228,383
134,486	3.501	06/01/19	138,813
161,647	6.175	07/01/19	170,740
268,175	3.517	08/01/19	275,400
436,593	4.283	08/01/19	459,378
1,523,185	2.967	11/01/19	1,573,511
42,359	3.594	11/01/19	43,301
8,485	3.625	04/01/20	8,717
365,870	5.730	05/01/20	386,450
482,164	2.822	06/01/20	492,178
153,472	3.181	06/01/20	157,357
248,009	3.098	11/01/20	254,585
328,112	3.204	03/01/21	338,846
106,627	2.955	09/01/21	109,808
96,579	2.955	12/01/21	100,306
1,349,072	3.367	01/01/22	1,378,971
34,121	6.483	02/01/22	36,041
109,574	3.634	05/20/22	113,639
355,285	3.118	02/01/23	363,042
7,317	6.219	12/01/23	7,699
507,244	3.128	01/01/24	519,509
553,370	2.705	03/01/24	564,775
5,952,466	3.047	04/01/24	6,115,812
502,809	3.761	06/20/24	520,960
33,385	4.417	08/01/24	34,526
155,505	5.097	01/01/25	161,971
292,662	3.717	02/01/27	307,491
40,339	3.868	06/01/27	41,403
30,019	4.250	12/01/27	31,585
59,824	4.541	01/01/28	62,946
57,439	2.510	05/01/28	59,713
14,572	2.690	09/01/28	15,235
538,765	3.587	01/01/29	558,303
13,923	2.510	06/01/29	14,485
22,787	2.746	06/01/29	23,369
34,147	3.036	06/01/29	35,098
853,941	3.462	05/01/30	893,413
4,561	3.260	02/01/31	4,751
93,136	2.494	05/01/31	96,904
52,438	3.155	06/01/31	54,686
623,839	2.845	07/01/31	652,974
80,956	2.835	08/01/31	84,583
285,885	3.048	08/01/31	296,720
172,982	2.934	11/01/31	180,532
83,491	2.365	12/01/31	86,467
154,169	1.865	01/01/32	157,047
185,215	1.945	02/01/32	189,177
58,745	2.015	03/01/32	60,148
499,207	2.757	03/01/32	524,465
20,347	3.553	03/01/32	21,340
6,261	2.500	04/01/32	6,516
419,011	2.663	04/01/32	438,498
31,773	2.124	05/01/32	32,436
122,072	2.955	07/01/32	128,080
33,392	2.762	09/01/32	34,750
331,507	2.775	09/01/32	346,746
36,684	2.909	09/01/32	38,392
35,551	3.000	09/01/32	36,734

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$12,314	3.300%	09/01/32	$12,853
38,081	2.774	10/01/32	39,955
8,059	3.059	12/01/32	8,392
218,318	2.615	01/01/33	228,241
544,619	2.363	02/01/33	563,833
59,386	2.501	04/01/33	61,969
258,578	2.833	04/01/33	271,857
3,143,003	1.975	05/01/33	3,231,724
1,034,778	2.833	05/01/33	1,088,174
14,473	3.525	08/01/33	15,106
118,399	2.878	01/01/34	124,028
36,203	2.545	02/01/34	37,733
1,347,492	2.233	04/01/35	1,391,686
1,083,157	2.270	04/01/35	1,121,029
1,273,080	2.585	10/01/35	1,326,710
28,835	4.096	05/01/36	30,340
6,760	2.556	11/01/38	7,037
160,510	1.821	06/01/40	160,934
581,278	2.605	07/01/40	605,979
21,118	1.621	02/01/41	21,057

			35,483,929

Adjustable Rate GNMA(a) — 1.4%
8,391,413	3.500	08/20/34	8,647,653
1,043,570	3.625	08/20/34	1,075,692

			9,723,345

FHLMC — 2.8%
105,157	6.500	03/01/13	114,409
82,746	6.500	04/01/13	90,027
52,516	6.500	05/01/13	57,137
130,553	6.500	06/01/13	142,040
310,958	5.000	12/01/13	334,254
354,705	4.000	01/01/14	375,281
1,069,932	8.000	12/01/15	1,162,124
209,711	6.000	05/01/17	228,625
1,058,225	5.000	10/01/17	1,136,672
1,187,617	5.000	11/01/17	1,275,656
1,945,121	5.000	01/01/18	2,090,845
1,284,723	5.000	02/01/18	1,380,972
556,102	5.000	03/01/18	597,764
2,389,397	5.500	01/01/19	2,594,952
1,123,582	5.500	01/01/20	1,220,005
486,832	5.500	05/01/20	528,610
425,434	5.500	07/01/20	461,944
353,931	7.000	04/01/21	394,942
181,595	7.000	08/01/21	202,637
1,716,068	7.000	03/01/22	1,918,223
495,233	7.000	05/01/22	553,572
1,999,662	7.000	06/01/22	2,235,225
28,104	4.500	05/01/23	29,702
22,435	7.000	12/01/25	25,230
291,583	5.000	10/01/39	309,808

			19,460,656

FNMA — 2.8%
197,619	6.000	09/01/11	206,068
314,186	6.500	04/01/12	326,850
637,822	6.000	05/01/12	678,417
166,585	6.500	05/01/12	173,793
388,260	6.000	06/01/12	413,917
201,949	6.500	06/01/12	210,975
2,918,132	5.500	01/01/13	3,054,464

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$816,053	4.500%		08/01/13	$837,697
3,413,572	4.500		09/01/13	3,519,408
499,705	8.000		01/01/16	545,851
610,270	7.000		03/01/17	666,288
142,668	7.000		05/01/17	155,874
4,819,931	5.500		03/01/18	5,233,018
471,011	5.500		04/01/18	511,489
7,050	5.000		08/01/19	7,572
19,139	5.000		09/01/19	20,556
20,237	5.000		11/01/19	21,734
57,437	5.000		01/01/20	61,688
174,920	7.000		07/01/21	195,179
310,575	7.000		11/01/21	346,544
118,565	7.000		12/01/21	132,297
242,339	7.000		01/01/22	270,406
61,009	7.000		02/01/22	68,075
573,145	4.500		04/01/23	605,562
192,247	7.000		01/01/28	215,542
165,195	6.500		04/01/33	183,437
273,773	5.000		01/01/37	289,109
429,476	5.000		03/01/38	454,204

				19,406,014

GNMA — 0.0%
42,929	7.000		12/15/25	48,639
99,868	7.000		04/15/26	113,261

				161,900

TOTAL FEDERAL AGENCIES				$95,380,801

TOTAL MORTGAGE-BACKED OBLIGATIONS				$125,726,019

Agency Debentures — 13.6%
FHLB
$13,200,000	0.214	%(a)	08/01/11	$13,190,918
27,000,000	0.268	(a)	10/13/11	27,013,446
17,000,000	3.750		09/09/16	17,977,930
8,000,000	3.875		12/14/18	8,459,744
FHLMC
11,000,000	5.350		09/14/12	11,494,505
FNMA
16,000,000	2.050		04/26/13	16,194,434

TOTAL AGENCY DEBENTURES				$94,330,977

Asset-Backed Securities — 13.3%
Auto — 4.4%
Bank of America Auto Trust Series 2009-1A, Class A2(c)
$2,630,568	1.700%		12/15/11	$2,634,627
Bank of America Auto Trust Series 2009-3A, Class A2(c)
10,000,000	0.890		04/15/12	10,003,620
Ford Credit Auto Owner Trust Series 2009-B, Class A3
10,000,000	2.790		08/15/13	10,167,836
Ford Credit Auto Owner Trust Series 2009-E, Class A2
8,000,000	0.800		03/15/12	7,996,083

				30,802,166

Student Loan(a) — 8.9%
Access Group, Inc. Series 2002-1, Class A2
5,993,411	0.718		09/25/25	5,958,607
Access Group, Inc. Series 2005-2, Class A1
1,703,494	0.584		08/22/17	1,700,600

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Student Loan(a) — (continued)
Brazos Higher Education Authority, Inc. Series 2004-I, Class A-2
$1,770,551	0.698%		06/27/22	$1,735,738
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
4,000,000	0.638		12/26/17	3,952,992
College Loan Corp. Trust Series 2004-1, Class A3
8,500,000	0.476		04/25/21	8,469,190
College Loan Corp. Trust Series 2005-1, Class A2
5,000,000	0.416		07/25/24	4,969,138
College Loan Corp. Trust Series 2005-2, Class A2
2,211,254	0.413		10/15/21	2,192,901
Collegiate Funding Services Education Loan Trust I Series 2003-A, Class A2
1,824,202	0.837		09/28/20	1,820,674
Education Funding Capital Trust I Series 2003-3, Class A3
10,436,343	0.807		03/16/20	10,395,074
Education Funding Capital Trust I Series 2004-1, Class A2
3,428,504	0.697		12/15/22	3,402,014
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
3,358,590	0.916		04/25/19	3,362,754
SLM Student Loan Trust Series 2004-9, Class A4
3,365,873	0.446		04/25/17	3,360,054
SLM Student Loan Trust Series 2006-1, Class A3
4,886,824	0.356		10/25/16	4,879,635
SLM Student Loan Trust Series 2006-5, Class A3
2,713,400	0.346		10/25/19	2,704,990
SLM Student Loan Trust Series 2008-6, Class A1
2,682,690	0.716		10/27/14	2,685,067

				61,589,428

TOTAL ASSET-BACKED SECURITIES				$92,391,594

Government Guarantee Obligations(d) — 26.9%
Ally Financial, Inc.
$12,800,000	1.750%		10/30/12	$13,040,891
26,200,000	2.200		12/19/12	26,953,981
Bank of America Corp.(a)
12,100,000	1.356		12/02/11	12,257,530
13,400,000	0.738		06/22/12	13,492,621
Bank of America N.A.(a)
5,500,000	0.566		09/13/10	5,503,674
Citibank NA
1,800,000	1.875		05/07/12	1,837,408
Citigroup Funding, Inc.
8,600,000	0.668	(a)	04/30/12	8,668,267
6,400,000	1.875		10/22/12	6,536,662
10,000,000	1.875		11/15/12	10,215,082
Citigroup, Inc.
1,200,000	2.125		04/30/12	1,230,914
General Electric Capital Corp.
9,400,000	0.736	(a)	03/12/12	9,458,148
8,600,000	0.708	(a)	06/01/12	8,644,823
7,500,000	2.000		09/28/12	7,681,878
2,000,000	0.539	(a)	12/21/12	2,006,316
6,000,000	2.625		12/28/12	6,238,123
Morgan Stanley & Co.(a)
8,500,000	0.654		02/10/12	8,554,834
3,800,000	0.889		06/20/12	3,835,515
The Huntington National Bank(a)
13,000,000	0.938		06/01/12	13,131,924
United States Central Federal Credit Union
20,635,000	1.250		10/19/11	20,831,864
1,500,000	1.900		10/19/12	1,532,822

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations(d) — (continued)
Western Corporate Federal Credit Union
$5,400,000	1.750%	11/02/12	$5,494,373

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$187,147,650

U.S. Treasury Obligations — 25.5%
United States Treasury Notes
$43,100,000	0.875%	01/31/12	$43,329,721
128,500,000	1.000 (e)	03/31/12	129,476,613
1,500,000	1.000	04/30/12	1,511,235
1,800,000	0.750	05/31/12	1,805,184
1,500,000	0.625	06/30/12	1,500,060

TOTAL U.S. TREASURY OBLIGATIONS			$177,622,813

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$677,219,053

Short-term Investment(f) — 3.5%
Repurchase Agreement — 3.5%
Joint Repurchase Agreement Account II
$24,400,000	0.053%	07/01/10	$24,400,000
Maturity Value: $24,400,036

TOTAL INVESTMENTS — 100.9%			$701,619,053

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%			(6,033,132)

NET ASSETS — 100.0%			$695,585,921

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,401,129, which represents approximately 2.2% of net assets as of June 30, 2010.

(d) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f) Joint repurchase agreement was entered into on June 30, 2010. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corporation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At June 30, 2010 the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	76	September 2010	$18,875,550	$27,360
Eurodollars	(94)	December 2010	(23,319,050)	(22,681)
Eurodollars	(92)	March 2011	(22,806,800)	(159,256)
Eurodollars	(121)	June 2011	(29,965,650)	(274,065)
Eurodollars	(66)	September 2011	(16,320,975)	(124,727)
Eurodollars	(66)	December 2011	(16,287,150)	(149,078)
Eurodollars	(66)	March 2012	(16,254,150)	(167,640)
2 Year U.S. Treasury Notes	(14)	September 2010	(3,063,594)	(4,884)
5 Year U.S. Treasury Notes	(861)	September 2010	(101,900,696)	(661,306)
10 Year U.S. Treasury Notes	(51)	September 2010	(6,249,890)	(154,276)
30 Year U.S. Treasury Bonds	15	September 2010	1,912,500	3,100

TOTAL				$(1,687,453)

INTEREST RATE SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)*

Bank of America Securities LLC	$6,100	10/27/16	3 month LIBOR	3.263%	$(337,910)
JPMorgan Securities, Inc.	10,100	10/21/16	3 month LIBOR	3.185	(517,240)
	8,000	10/05/18	3 month LIBOR	3.242	(330,630)

TOTAL					$(1,185,780)

* There are no upfront payments on the swap(s) listed above, therefore, the unrealized loss of the swap contract(s) is equal to their market value.

TAX INFORMATION — At June 30, 2010, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$693,124,456

Gross unrealized gain	9,291,014
Gross unrealized loss	(796,417)

Net unrealized security gain	$8,494,597

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:

Enhanced Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$347,276,681	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	19,031,431	66,076,912	—
Asset-Backed Securities	—	104,663,453	156,525
Foreign Debt Obligations	—	64,711,049	—
Government Guarantee Obligations	—	419,737,708	—
Short-term Investments	—	76,396,460	—
Derivatives	86,861	87,953	—

Total	$19,118,292	$1,078,950,216	$156,525

Liabilities
Derivatives	$(3,722,774)	$(12,754)	$—

     The following is a reconciliation of Level 3 investments for the period ended June 30, 2010:

Fixed Income
Asset-Backed
Securities

Beginning Balance as of April 1, 2010	$151,218
Realized gain (loss)	3
Unrealized gain (loss) relating to instruments still held at reporting date	19,672
Net purchases (sales)	(14,368)
Net transfers in and/or out of Level 3	—

Ending Balance as of June 30, 2010	$156,525

Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$495,915,269	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	188,744,554	68,937,501	—
Asset-Backed Securities	—	15,941,135	—
Government Guarantee Obligations	—	126,532,926	—
Municipal Debt Obligations	—	2,236,000	—
Short-term Investments	—	143,400,000	—
Derivatives	1,143,507	—	—

Total	$189,888,061	$852,962,831	$—

Liabilities
Fixed Income — Mortgage-Backed Obligations
Forward Sales Contracts	$—	$(94,805,289)	$—
Derivatives	(8,126)	—	—

Total	$(8,126)	$(94,805,289)	$—

Inflation Protected Securities	Level 1	Level 2	Level 3

Assets
U.S. Treasury Obligations	$230,419,678	$—	$—
Short-term Investments	—	5,800,000	—
Derivatives	29,254	—	—

Total	$230,448,932	$5,800,000	$—

Liabilities
Derivatives	$(137,717)	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$588,971,659	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	1,324,897,132	775,933,743	—
Government Guarantee Obligations	—	1,088,300,074	—
Short-term Investments	—	95,700,000	—
Derivatives	5,892,531	—	—

Total	$1,330,789,663	$2,548,905,476	$—

Liabilities
Derivatives	$(2,177,459)	$(7,801,277)	$—

Ultra-Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$125,726,019	$—
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	177,622,813	94,330,977	—
Asset-Backed Securities	—	92,391,594	—
Government Guarantee Obligations	—	187,147,650	—
Short-term Investments	—	24,400,000	—
Derivatives	30,460	—	—

Total	$177,653,273	$523,996,240	$—

Liabilities
Derivatives	$(1,717,913)	$(1,185,780)	$—

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the tables below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Enhanced Income

Risk		Assets	Liabilities

Interest rate		$86,861	$(3,722,774)

Credit		87,953	(12,754	)(a)

Total		$174,814	$(3,735,528)

Risk	Fund	Assets	Liabilities

Interest rate	Government Income	$1,143,507	$(8,126)

Interest rate	Inflation Protected Securities	29,254	(137,717)

Interest rate	Short Duration Government	5,892,531	(9,978,736	)(a)

Interest rate	Ultra-Short Duration Government	30,460	(2,903,693	)(a)

(a) Aggregate of amounts include $12,754, $7,801,277 and $1,185,780 for Enhanced Income, Short Duration Government and Ultra-Short Duration Government Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — Certain Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds,

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2010, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Enhanced Income	$40,400,000

Government Income	143,400,000

Inflation Protected Securities	5,800,000

Short Duration Government	95,700,000

Ultra-Short Duration Government	24,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$360,000,000	0.01%	07/01/10	$360,000,100

Banc of America Securities LLC	1,380,000,000	0.05	07/01/10	1,380,001,917

Banc of America Securities LLC	200,000,000	0.15	07/01/10	200,000,833

Barclays Capital, Inc.	1,100,000,000	0.01	07/01/10	1,100,000,306

Barclays Capital, Inc.	700,000,000	0.02	07/01/10	700,000,389

BNP Paribas Securities Co.	3,500,000,000	0.02	07/01/10	3,500,001,944

BNP Paribas Securities Co.	1,600,000,000	0.05	07/01/10	1,600,002,222

Citigroup Global Markets, Inc.	1,500,000,000	0.08	07/01/10	1,500,003,333

Credit Suisse Securities (USA) LLC	400,000,000	0.05	07/01/10	400,000,556

JPMorgan Securities	1,000,000,000	0.01	07/01/10	1,000,000,278

JPMorgan Securities	465,000,000	0.04	07/01/10	465,000,517

Merrill Lynch & Co., Inc.	850,000,000	0.05	07/01/10	850,001,181

Morgan Stanley & Co.	500,000,000	0.05	07/01/10	500,000,694

RBS Securities, Inc.	750,000,000	0.01	07/01/10	750,000,208

RBS Securities, Inc.	1,350,000,000	0.07	07/01/10	1,350,002,625

UBS Securities LLC	242,400,000	0.07	07/01/10	242,400,471

UBS Securities LLC	500,000,000	0.14	07/01/10	500,001,944

Wachovia Capital Markets	2,000,000,000	0.10	07/01/10	2,000,005,556

Wells Fargo Securities LLC	1,750,000,000	0.10	07/01/10	1,750,004,861

TOTAL				$20,147,429,935

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
June 30, 2010 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At June 30, 2010, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	1.750% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	09/17/10 to 07/15/36

Federal Home Loan Mortgage Corp.	0.000 to 7.690	07/12/10 to 06/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	01/15/12 to 01/15/28

Federal Home Loan Mortgage Corp. Principal-Only Stripped Security	0.000	03/15/31

Federal National Mortgage Association	0.000 to 10.500	07/12/10 to 02/01/50

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/11 to 07/15/29

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	01/15/30 to 05/15/30

Government National Mortgage Association	3.500 to 6.500	11/15/23 to 06/20/40

Tennessee Valley Authority	4.875 to 6.000	03/15/13 to 12/15/16

Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/10 to 05/01/20

U.S. Treasury Bills	0.000	07/01/10 to 09/30/10

U.S. Treasury Bond	4.375	11/15/39

U.S. Treasury Notes	1.000 to 8.125	01/15/11 to 05/15/20

U.S. Treasury Bond Interest-Only Stripped Security	0.000	11/15/24

U.S. Treasury Notes Interest-Only Stripped Securities	0.000	08/15/10 to 02/15/20

The aggregate market value of the collateral, including accrued interest, was $20,564,013,100.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized, but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	August 30, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	August 30, 2010

* Print the name and title of each signing officer under his or her signature.